UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09013
Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	June 30
Date of Reporting Period:	September 30, 2006

Item 1. Schedule of Investments

Eaton Vance Senior Income Trust                                                                                            as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 146.4% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 3.2%
	Alliant Techsystems, Inc.
$297,500	Term Loan, 6.46%, Maturing March 31, 2009	$297,996
	Awas Capital, Inc.
1,372,075	Term Loan, 11.44%, Maturing March 22, 2013	1,378,936
	Delta Air Lines, Inc.
1,275,000	Term Loan, 12.77%, Maturing March 16, 2008	1,312,612
	Dresser Rand Group, Inc.
228,107	Term Loan, 7.41%, Maturing October 29, 2011	229,504
	DRS Technologies, Inc.
547,250	Term Loan, 6.85%, Maturing January 31, 2013	549,217
	Hexcel Corp.
531,635	Term Loan, 7.23%, Maturing March 1, 2012	532,964
	IAP Worldwide Services, Inc.
521,063	Term Loan, 8.44%, Maturing December 30, 2012	524,753
	K&F Industries, Inc.
816,144	Term Loan, 7.33%, Maturing November 18, 2012	818,312
	Spirit Aerosystems, Inc.
743,120	Term Loan, 7.75%, Maturing December 31, 2011	748,415
	Standard Aero Holdings, Inc.
1,024,930	Term Loan, 7.60%, Maturing August 24, 2012	1,025,571
	Transdigm, Inc.
875,000	Term Loan, 7.39%, Maturing June 23, 2013	879,511
	Vought Aircraft Industries, Inc.
1,116,306	Term Loan, 7.88%, Maturing December 17, 2011	1,125,725
	Wam Aquisition, S.A.
362,670	Term Loan, 8.12%, Maturing April 8, 2013	365,514
362,670	Term Loan, 8.62%, Maturing April 8, 2014	366,915
		$10,155,945
Air Transport — 0.6%
	Northwest Airlines, Inc.
1,150,000	Dip Loan, 7.90%, Maturing August 21, 2008	1,152,875
	United Airlines, Inc.
105,719	Term Loan, 9.13%, Maturing February 1, 2012	107,382
740,031	Term Loan, 9.25%, Maturing February 1, 2012	751,671
		$2,011,928
Automotive — 6.3%
	Accuride Corp.
1,096,630	Term Loan, 7.44%, Maturing January 31, 2012	1,099,782
	Affina Group, Inc.
298,389	Term Loan, 8.50%, Maturing November 30, 2011	299,975

	Axletech International Holding, Inc.
$925,000	Term Loan, 12.01%, Maturing April 21, 2013	$932,708
	CSA Acquisition Corp.
261,658	Term Loan, 7.88%, Maturing December 23, 2011	262,271
485,363	Term Loan, 7.88%, Maturing December 23, 2011	486,500
	Dana Corp.
575,000	DIP Loan, 7.65%, Maturing April 13, 2008	575,300
	Dayco Products, LLC
1,097,250	Term Loan, 8.02%, Maturing June 21, 2011	1,101,822
	Dura Operating Corp.
700,000	Term Loan, 9.08%, Maturing May 3, 2011	621,250
	Exide Technologies, Inc.
442,792	Term Loan, 11.75%, Maturing May 5, 2010	464,931
448,218	Term Loan, 11.75%, Maturing May 5, 2010	470,629
	Federal-Mogul Corp.
1,500,000	Term Loan, 7.83%, Maturing December 9, 2006	1,453,437
763,183	Term Loan, 9.08%, Maturing December 9, 2006	767,476
	Goodyear Tire & Rubber Co.
470,000	Term Loan, 5.23%, Maturing April 30, 2010	471,077
1,580,000	Term Loan, 7.95%, Maturing April 30, 2010	1,592,345
500,000	Term Loan, 8.70%, Maturing March 1, 2011	506,614
	HLI Operating Co., Inc.
905,558	Term Loan, 8.98%, Maturing June 3, 2009	913,670
	Insurance Auto Auctions, Inc.
423,370	Term Loan, 7.90%, Maturing May 19, 2012 (2)	425,884
	Key Automotive Group
891,503	Term Loan, 8.85%, Maturing June 29, 2010	895,960
	Keystone Automotive Operations, Inc.
870,625	Term Loan, 7.86%, Maturing October 30, 2010	872,257
	R.J. Tower Corp.
1,175,000	DIP Revolving Loan, 8.69%, Maturing February 2, 2007	1,146,464
	Tenneco Automotive, Inc.
1,194,224	Term Loan, 7.33%, Maturing December 12, 2010	1,201,390
	TI Automotive, Ltd.
347,054	Term Loan, 8.87%, Maturing June 30, 2011	341,848
	Trimas Corp.
126,563	Term Loan, 8.08%, Maturing August 2, 2011	127,512
548,438	Term Loan, 8.25%, Maturing August 2, 2013	552,551
	TRW Automotive, Inc.
1,562,973	Term Loan, 7.19%, Maturing June 30, 2012	1,561,019
	United Components, Inc.
917,453	Term Loan, 7.70%, Maturing June 30, 2010	920,893
		$20,065,565
Beverage and Tobacco — 1.8%
	Alliance One International, Inc.
367,625	Term Loan, 8.83%, Maturing May 13, 2010	370,382

	Le-Nature’s, Inc.
$600,000	Term Loan, 9.39%, Maturing March 1, 2011	$609,375
	National Dairy Holdings, L.P.
146,629	Term Loan, 7.33%, Maturing March 15, 2012	147,178
	National Distribution Co.
374,000	Term Loan, 11.83%, Maturing June 22, 2010	374,935
	Reynolds American, Inc.
1,571,063	Term Loan, 7.31%, Maturing May 31, 2012	1,580,637
	Southern Wine & Spirits of America, Inc.
2,397,322	Term Loan, 6.87%, Maturing May 31, 2012	2,404,094
	Sunny Delight Beverages Co.
348,905	Term Loan, 11.47%, Maturing August 20, 2010	346,343
		$5,832,944
Building and Development — 8.4%
	AP-Newkirk Holdings, LLC
939,498	Term Loan, 7.83%, Maturing December 21, 2007	940,967
	Biomed Realty, L.P.
1,640,000	Term Loan, 7.58%, Maturing May 31, 2010	1,635,900
	Capital Automotive REIT
708,170	Term Loan, 7.08%, Maturing December 16, 2010	710,334
	DMB / CH II, LLC
93,333	Term Loan, 7.83%, Maturing September 9, 2009	93,567
	Epco / Fantome, LLC
825,000	Term Loan, 8.37%, Maturing November 23, 2010	829,125
	Formica Corp.
547,250	Term Loan, 8.49%, Maturing March 15, 2013	548,960
	FT-FIN Acquisition, LLC
667,139	Term Loan, 7.36%, Maturing November 17, 2007 (2)	668,806
	Gables GP, Inc.
77,895	Term Loan, 7.08%, Maturing December 31, 2006	78,006
	General Growth Properties, Inc.
1,000,000	Term Loan, 6.58%, Maturing February 24, 2011	989,591
	Hovstone Holdings, LLC
655,000	Term Loan, 7.34%, Maturing February 28, 2009	645,175
	Kyle Acquisition Group, LLC
257,181	Term Loan, 7.38%, Maturing July 20, 2010	257,663
	Landsource Communities, LLC
1,502,000	Term Loan, 7.88%, Maturing March 31, 2010	1,501,374
	Lanoga Corp.
673,313	Term Loan, 7.12%, Maturing June 29, 2013	673,593
	LNR Property Corp.
1,500,000	Term Loan, 8.22%, Maturing July 3, 2011	1,511,437
	MAAX Corp.
369,827	Term Loan, 8.41%, Maturing June 4, 2011	367,978
	Mattamy Funding Partnership
274,313	Term Loan, 7.69%, Maturing April 11, 2013	274,655

	Mueller Group, Inc.
$1,039,423	Term Loan, 7.44%, Maturing October 3, 2012	$1,045,733
	Newkirk Master, L.P.
899,152	Term Loan, 7.08%, Maturing August 11, 2008	900,558
700,484	Term Loan, 7.08%, Maturing August 11, 2008	701,579
	Nortek, Inc.
931,000	Term Loan, 7.36%, Maturing August 27, 2011	928,673
	November 2005 Land Investors
497,500	Term Loan, 8.12%, Maturing May 9, 2011	497,500
	Panolam Industries Holdings, Inc.
757,845	Term Loan, 8.12%, Maturing September 30, 2012	761,634
	Ply Gem Industries, Inc.
55,969	Term Loan, 7.65%, Maturing August 15, 2011	55,549
839,531	Term Loan, 7.65%, Maturing August 15, 2011	833,235
	Rubicon GSA II, LLC
1,275,000	Term Loan, 8.06%, Maturing July 31, 2008	1,275,000
	South Edge, LLC
328,125	Term Loan, 7.13%, Maturing October 31, 2007	324,844
421,875	Term Loan, 7.38%, Maturing October 31, 2009	418,184
	Stile Acquisition Corp.
1,219,133	Term Loan, 7.49%, Maturing April 6, 2013	1,197,900
	Stile U.S. Acquisition Corp.
1,221,210	Term Loan, 7.49%, Maturing April 6, 2013	1,199,940
	TE / Tousa Senior, LLC
575,000	Term Loan, 8.25%, Maturing August 1, 2008	416,875
	Tousa/Kolter, LLC
1,110,000	Term Loan, 7.76%, Maturing January 7, 2008 (2)	1,114,856
	TRU 2005 RE Holding Co.
2,200,000	Term Loan, 8.33%, Maturing December 9, 2008	2,199,083
	Trustreet Properties, Inc.
790,000	Term Loan, 7.33%, Maturing April 8, 2010	793,950
	United Subcontractors, Inc.
450,000	Term Loan, 12.86%, Maturing June 27, 2013	450,000
		$26,842,224
Business Equipment and Services — 9.6%
	Acco Brands Corp.
279,125	Term Loan, 7.18%, Maturing August 17, 2012	280,041
	Activant Solutions, Inc.
398,000	Term Loan, 7.50%, Maturing May 1, 2013	394,891
	Affiliated Computer Services
446,625	Term Loan, 7.39%, Maturing March 20, 2013	448,160
1,173,531	Term Loan, 7.40%, Maturing March 20, 2013	1,177,197
	Affinion Group, Inc.
1,133,721	Term Loan, 8.17%, Maturing October 17, 2012	1,141,870
	Allied Security Holdings, LLC
696,818	Term Loan, 8.37%, Maturing June 30, 2010	702,044

	Aspect Software, Inc.
$1,100,000	Term Loan, 8.44%, Maturing July 11, 2011	$1,102,887
950,000	Term Loan, 12.56%, Maturing July 11, 2013	953,166
	DynCorp International, LLC
646,813	Term Loan, 7.75%, Maturing February 11, 2011	650,451
	Gate Gourmet Borrower, LLC
796,000	Term Loan, 8.12%, Maturing March 9, 2012	801,970
100,000	Term Loan, 8.12%, Maturing March 9, 2012	100,750
	Info USA, Inc.
322,563	Term Loan, 7.08%, Maturing February 14, 2012	322,159
	Iron Mountain, Inc.
3,949,484	Term Loan, 7.16%, Maturing April 2, 2011	3,957,711
	Language Line, Inc.
456,654	Term Loan, 9.74%, Maturing June 11, 2011	462,006
	Mitchell International, Inc.
378,356	Term Loan, 7.37%, Maturing August 15, 2011	379,893
	N.E.W. Holdings I, LLC
415,000	Term Loan, 12.46%, Maturing February 8, 2014	423,300
274,313	Term Loan, 8.20%, Maturing August 8, 2014	276,027
	Nielsen Finance, LLC
3,725,000	Term Loan, 8.19%, Maturing August 9, 2013	3,716,723
	Protection One, Inc.
1,240,102	Term Loan, 7.87%, Maturing March 31, 2012	1,244,366
	Quantum Corp.
250,000	Term Loan, 9.44%, Maturing August 22, 2012	250,312
250,000	Term Loan, 12.94%, Maturing August 22, 2013	249,062
	Quintiles Transnational Corp.
900,000	Term Loan, 9.37%, Maturing March 31, 2014	915,890
	RGIS Holdings, LLC
620,361	Term Loan, 7.87%, Maturing February 15, 2013	620,167
	SGS International, Inc.
397,000	Term Loan, 8.06%, Maturing December 30, 2011	398,489
	SS&C Technologies, Inc.
77,753	Term Loan, 8.00%, Maturing November 23, 2012	78,207
914,747	Term Loan, 8.00%, Maturing November 23, 2012	920,082
	Sungard Data Systems, Inc.
6,937,188	Term Loan, 8.00%, Maturing February 11, 2013	6,994,170
	Transaction Network Services, Inc.
419,412	Term Loan, 7.39%, Maturing May 4, 2012	419,412
	US Investigations Services, Inc.
296,721	Term Loan, 7.89%, Maturing October 14, 2013	297,649
	Western Inventory Services
488,758	Term Loan, 7.83%, Maturing March 31, 2011	491,202
	Williams Scotsman, Inc.
500,000	Term Loan, 7.00%, Maturing June 27, 2010	500,729
		$30,670,983

Cable and Satellite Television — 7.2%
	Atlantic Broadband Finance, LLC
$1,486,712	Term Loan, 8.14%, Maturing February 10, 2011	$1,500,650
	Bragg Communications, Inc.
548,845	Term Loan, 7.33%, Maturing August 31, 2011	550,560
	Bresnan Broadband Holdings, LLC
650,000	Term Loan, 9.96%, Maturing March 29, 2014	666,656
	Canadian Cable Acquisition Co., Inc.
989,800	Term Loan, 8.33%, Maturing July 30, 2011	991,037
	Charter Communications Operating, LLC
7,109,362	Term Loan, 8.13%, Maturing April 28, 2013	7,147,269
	CSC Holdings, Inc.
1,592,000	Term Loan, 7.18%, Maturing March 29, 2013	1,587,203
	Insight Midwest Holdings, LLC
3,403,750	Term Loan, 7.44%, Maturing December 31, 2009	3,418,464
	Mediacom Broadband Group
835,189	Term Loan, 6.98%, Maturing January 31, 2015	831,665
	Mediacom Illinois, LLC
1,975,000	Term Loan, 7.22%, Maturing January 31, 2015	1,969,357
	NTL Investment Holdings, Ltd.
1,355,140	Term Loan, 7.33%, Maturing March 30, 2012	1,361,281
	UGS Corp.
1,313,015	Term Loan, 7.24%, Maturing March 31, 2012	1,313,015
	UPC Broadband Holding B.V.
890,000	Term Loan, 7.64%, Maturing March 31, 2013	889,324
890,000	Term Loan, 7.64%, Maturing December 31, 2013	889,324
		$23,115,805
Chemicals and Plastics — 9.2%
	Basell Af S.A.R.L.
208,333	Term Loan, 7.57%, Maturing August 1, 2013	210,645
41,667	Term Loan, 7.57%, Maturing August 1, 2013	42,129
208,333	Term Loan, 8.32%, Maturing August 1, 2014	210,645
41,667	Term Loan, 8.32%, Maturing August 1, 2014	42,129
	Brenntag Holding GmbH and Co. KG
196,364	Term Loan, 8.08%, Maturing December 23, 2013	198,327
803,636	Term Loan, 8.08%, Maturing December 23, 2013	810,668
600,000	Term Loan, 12.08%, Maturing December 23, 2015	615,375
	Celanese Holdings, LLC
2,439,735	Term Loan, 7.37%, Maturing June 4, 2011	2,449,865
	Gentek, Inc.
294,371	Term Loan, 7.65%, Maturing February 25, 2011	295,935
359,926	Term Loan, 9.76%, Maturing February 28, 2012	363,975
	Hercules, Inc.
487,500	Term Loan, 7.00%, Maturing October 8, 2010	488,902

	Hexion Specialty Chemicals, Inc.
$436,138	Term Loan, 7.37%, Maturing May 5, 2013	$432,321
2,012,769	Term Loan, 7.56%, Maturing May 5, 2013	1,995,157
	Huntsman International, LLC
2,975,269	Term Loan, 7.08%, Maturing August 16, 2012	2,973,642
	Ineos Group
1,375,000	Term Loan, 7.61%, Maturing December 14, 2013	1,388,034
1,375,000	Term Loan, 8.11%, Maturing December 14, 2014	1,388,034
	Innophos, Inc.
436,745	Term Loan, 7.58%, Maturing August 10, 2010	438,520
	Invista B.V.
1,474,823	Term Loan, 6.88%, Maturing April 29, 2011	1,475,438
749,695	Term Loan, 6.88%, Maturing April 29, 2011	750,007
	ISP Chemo, Inc.
1,169,125	Term Loan, 7.49%, Maturing February 16, 2013	1,170,270
	Kranton Polymers, LLC
1,453,059	Term Loan, 7.38%, Maturing May 12, 2013	1,457,146
	Lucite International Group Holdings
116,794	Term Loan, 0.00%, Maturing July 7, 2013 (2)	117,635
332,373	Term Loan, 8.08%, Maturing July 7, 2013	334,766
	Mosaic Co.
758,450	Term Loan, 6.99%, Maturing February 21, 2012	758,450
	Nalco Co.
3,076,857	Term Loan, 7.18%, Maturing November 4, 2010	3,083,325
	PQ Corp.
261,025	Term Loan, 7.38%, Maturing February 10, 2012	261,895
	Professional Paint, Inc.
400,000	Term Loan, 7.68%, Maturing May 31, 2012	401,500
	Rockwood Specialties Group, Inc.
2,299,975	Term Loan, 7.49%, Maturing December 10, 2012	2,312,337
	Solo Cup Co.
1,336,301	Term Loan, 9.75%, Maturing February 27, 2011	1,334,870
300,000	Term Loan, 9.66%, Maturing March 31, 2012	301,312
	Solutia, Inc.
400,000	DIP Loan, 8.96%, Maturing March 31, 2007	401,500
	Wellman, Inc.
900,000	Term Loan, 9.49%, Maturing February 10, 2009	904,219
		$29,408,973
Clothing/Textiles — 1.1%
	Hanesbrands, Inc.
1,000,000	Term Loan, 7.63%, Maturing September 5, 2013	1,007,604
450,000	Term Loan, 9.13%, Maturing March 5, 2014	460,800
	Propex Fabrics, Inc.
495,507	Term Loan, 7.76%, Maturing July 31, 2012	496,126
	St. John Knits International, Inc.
806,448	Term Loan, 9.63%, Maturing March 23, 2012	804,936

	The William Carter Co.
$845,795	Term Loan, 6.85%, Maturing July 14, 2012	$845,003
		$3,614,469
Conglomerates — 3.9%
	Amsted Industries, Inc.
941,330	Term Loan, 7.46%, Maturing October 15, 2010	941,330
	Blount, Inc.
344,753	Term Loan, 7.17%, Maturing August 9, 2010	345,830
	Education Management, LLC
847,875	Term Loan, 9.50%, Maturing June 1, 2013	854,102
	Euramax International, Inc.
327,412	Term Loan, 8.19%, Maturing June 28, 2012	328,395
334,211	Term Loan, 12.49%, Maturing June 28, 2013	336,717
165,789	Term Loan, 12.49%, Maturing June 28, 2013	167,033
	Goodman Global Holdings, Inc.
568,982	Term Loan, 7.25%, Maturing December 23, 2011	567,560
	Jarden Corp.
1,018,972	Term Loan, 7.12%, Maturing January 24, 2012	1,017,381
1,446,842	Term Loan, 7.37%, Maturing January 24, 2012	1,449,785
	Johnson Diversey, Inc.
892,142	Term Loan, 7.97%, Maturing December 16, 2011	899,112
	Polymer Group, Inc.
1,389,500	Term Loan, 7.61%, Maturing November 22, 2012	1,392,105
	PP Acquisition Corp.
1,582,889	Term Loan, 8.33%, Maturing November 12, 2011	1,593,442
	Rexnord Corp.
725,000	Term Loan, 8.06%, Maturing July 19, 2013	729,758
	Sensata Technologies Finance Co.
423,938	Term Loan, 7.24%, Maturing April 27, 2013	421,586
	Terex Corp.
399,000	Term Loan, 7.12%, Maturing July 13, 2013	400,496
	US Investigations Services, Inc.
1,111,778	Term Loan, 7.89%, Maturing October 14, 2012	1,115,947
		$12,560,579
Containers and Glass Products — 5.9%
	Berry Plastics Corp.
1,400,000	Term Loan, 7.08%, Maturing September 20, 2013	1,401,925
	Bluegrass Container Co.
206,755	Term Loan, 7.60%, Maturing June 30, 2013	208,370
692,727	Term Loan, 7.61%, Maturing June 30, 2013	698,140
157,576	Term Loan, 10.33%, Maturing December 30, 2013	159,611
492,424	Term Loan, 10.33%, Maturing December 30, 2013	498,785
	Consolidated Container Holding, LLC
635,375	Term Loan, 11.00%, Maturing December 15, 2008	638,552

	Crown Americas, Inc.
$350,000	Term Loan, 7.08%, Maturing November 15, 2012	$350,875
	Graham Packaging Holdings Co.
2,259,750	Term Loan, 7.76%, Maturing October 7, 2011	2,268,459
198,987	Term Loan, 7.81%, Maturing October 7, 2011	199,754
714,286	Term Loan, 9.69%, Maturing April 7, 2012	720,834
	Graphic Packaging International, Inc.
4,848,647	Term Loan, 7.92%, Maturing August 8, 2010	4,901,895
	IPG (US), Inc.
363,525	Term Loan, 7.66%, Maturing July 28, 2011	367,160
	IPG Acquisition Corp.
239,116	Term Loan, 7.68%, Maturing August 5, 2011	240,311
	JSG Acquisitions
990,000	Term Loan, 7.88%, Maturing December 31, 2013	998,354
990,000	Term Loan, 8.38%, Maturing December 13, 2014	1,003,304
	Kranson Industries, Inc.
450,000	Term Loan, 8.17%, Maturing July 31, 2013	452,812
	Owens-Brockway Glass Container
875,000	Term Loan, 7.08%, Maturing June 14, 2013	875,328
	Smurfit-Stone Container Corp.
315,687	Term Loan, 4.73%, Maturing November 1, 2011	317,813
347,375	Term Loan, 7.63%, Maturing November 1, 2011	349,715
1,505,110	Term Loan, 7.66%, Maturing November 1, 2011	1,515,249
789,887	Term Loan, 7.67%, Maturing November 1, 2011	800,502
		$18,967,748
Cosmetics/Toiletries — 0.5%
	Prestige Brands, Inc.
879,750	Term Loan, 7.71%, Maturing April 7, 2011	884,516
	Revlon Consumer Products Corp.
721,875	Term Loan, 11.46%, Maturing July 9, 2010	741,125
		$1,625,641
Drugs — 1.0%
	Patheon, Inc.
957,602	Term Loan, 7.74%, Maturing December 14, 2011	946,829
	Warner Chilcott Corp.
473,222	Term Loan, 7.87%, Maturing January 18, 2012	474,701
21,972	Term Loan, 7.87%, Maturing January 18, 2012	22,038
4,394	Term Loan, 7.87%, Maturing January 18, 2012	4,407
1,723,630	Term Loan, 7.93%, Maturing January 18, 2012	1,729,017
		$3,176,992
Ecological Services and Equipment — 2.0%
	Alderwoods Group, Inc.
261,192	Term Loan, 7.33%, Maturing August 19, 2010	261,573

	Allied Waste Industries, Inc.
$846,665	Term Loan, 5.33%, Maturing January 15, 2012	$844,680
2,112,181	Term Loan, 7.21%, Maturing January 15, 2012	2,107,408
	Duratek, Inc.
316,189	Term Loan, 7.76%, Maturing June 7, 2013	318,758
	Energysolutions, LLC
33,019	Term Loan, 7.58%, Maturing June 7, 2013	33,287
700,000	Term Loan, 7.76%, Maturing June 7, 2013	705,687
	Environmental Systems, Inc.
798,520	Term Loan, 8.93%, Maturing December 12, 2008	803,511
	IESI Corp.
441,176	Term Loan, 7.23%, Maturing January 20, 2012	442,003
	Sensus Metering Systems, Inc.
718,634	Term Loan, 7.48%, Maturing December 17, 2010	718,634
95,456	Term Loan, 7.50%, Maturing December 17, 2010	95,456
		$6,330,997
Electronics/Electrical — 4.0%
	AMI Semiconductor, Inc.
946,413	Term Loan, 6.82%, Maturing April 1, 2012	948,779
	Communications & Power, Inc.
209,877	Term Loan, 7.58%, Maturing July 23, 2010	210,795
	Enersys Capital, Inc.
977,500	Term Loan, 7.46%, Maturing March 17, 2011	981,166
	Epicor Software Corp.
249,375	Term Loan, 7.77%, Maturing March 30, 2012	250,466
	FCI International S.A.S.
110,363	Term Loan, 8.33%, Maturing November 1, 2013	111,881
114,637	Term Loan, 8.33%, Maturing November 1, 2013	115,174
114,637	Term Loan, 8.83%, Maturing November 1, 2013	115,747
110,363	Term Loan, 8.83%, Maturing November 1, 2013	111,881
	Infor Global Solutions Holdings
1,429,286	Term Loan, 9.12%, Maturing July 28, 2012	1,440,303
745,714	Term Loan, 9.12%, Maturing July 28, 2012	751,462
	Network Solutions, LLC
496,250	Term Loan, 10.37%, Maturing January 9, 2012	502,453
	Open Solutions, Inc.
550,000	Term Loan, 11.90%, Maturing March 3, 2012	567,187
	Rayovac Corp.
2,705,562	Term Loan, 8.45%, Maturing February 7, 2012	2,714,863
	Rexel S.A.
750,000	Term Loan, 7.86%, Maturing March 16, 2013	753,281
	Security Co., Inc.
490,011	Term Loan, 8.63%, Maturing June 28, 2010	492,461
500,000	Term Loan, 12.88%, Maturing June 28, 2011	506,250

	Serena Software, Inc.
$304,688	Term Loan, 7.41%, Maturing March 10, 2013	$304,802
	Telcordia Technologies, Inc.
1,540,500	Term Loan, 8.15%, Maturing September 15, 2012	1,436,516
	Vertafore, Inc.
450,000	Term Loan, 11.42%, Maturing January 31, 2013	458,438
		$12,773,905
Equipment Leasing — 1.0%
	Maxim Crane Works, L.P.
552,314	Term Loan, 7.34%, Maturing January 28, 2010	554,386
	The Hertz Corp.
216,667	Term Loan, 7.67%, Maturing December 21, 2012	218,192
1,725,762	Term Loan, 7.67%, Maturing December 21, 2012	1,737,913
	United Rentals, Inc.
166,667	Term Loan, 6.00%, Maturing February 14, 2011	167,232
368,056	Term Loan, 7.32%, Maturing February 14, 2011	369,304
		$3,047,027
Farming/Agriculture — 0.4%
	Central Garden & Pet Co.
1,119,375	Term Loan, 6.83%, Maturing February 28, 2014	1,120,541
		$1,120,541
Financial Intermediaries — 4.0%
	AIMCO Properties, L.P.
3,050,000	Term Loan, 7.01%, Maturing March 23, 2011	3,060,486
	Ameritrade Holding Corp.
2,954,875	Term Loan, 6.82%, Maturing December 31, 2012	2,955,105
	Citgo III Ltd.
150,000	Term Loan, 8.14%, Maturing August 3, 2013	150,938
150,000	Term Loan, 8.64%, Maturing August 3, 2014	151,500
	Coinstar, Inc.
281,082	Term Loan, 7.51%, Maturing July 7, 2011	283,014
	Fidelity National Information Solutions, Inc.
3,157,250	Term Loan, 7.08%, Maturing March 9, 2013	3,165,857
	IPayment, Inc.
497,500	Term Loan, 7.36%, Maturing May 10, 2013	497,189
	LPL Holdings, Inc.
1,935,375	Term Loan, 8.30%, Maturing June 30, 2013	1,959,869
	The Macerich Partnership, L.P.
650,000	Term Loan, 6.88%, Maturing April 25, 2010	648,375
		$12,872,333
Food Products — 3.8%
	Acosta, Inc.
1,150,000	Term Loan, 8.08%, Maturing July 28, 2013	1,161,980

	Advantage Sales & Marketing, Inc.
$447,750	Term Loan, 7.43%, Maturing March 29, 2013	$446,071
	Chiquita Brands, LLC
365,375	Term Loan, 7.97%, Maturing June 28, 2012	364,747
	Constellation Brands, Inc.
2,750,000	Term Loan, 6.94%, Maturing June 5, 2013	2,764,515
	Del Monte Corp.
793,511	Term Loan, 7.04%, Maturing February 8, 2012	795,176
	Dole Food Company, Inc.
88,372	Term Loan, 5.37%, Maturing April 12, 2013	87,010
661,134	Term Loan, 7.54%, Maturing April 12, 2013	650,941
197,843	Term Loan, 7.55%, Maturing April 12, 2013	194,793
	Michael Foods, Inc.
1,209,720	Term Loan, 7.54%, Maturing November 21, 2010	1,212,492
	Nutro Products, Inc.
273,625	Term Loan, 7.37%, Maturing April 26, 2013	274,309
	Pinnacle Foods Holdings Corp.
3,041,189	Term Loan, 7.47%, Maturing November 25, 2010	3,044,990
	Reddy Ice Group, Inc.
1,055,000	Term Loan, 7.25%, Maturing August 9, 2012	1,055,659
		$12,052,683
Food Service — 3.4%
	AFC Enterprises, Inc.
242,739	Term Loan, 7.63%, Maturing May 23, 2009	243,498
	Buffets, Inc.
209,091	Term Loan, 4.88%, Maturing June 28, 2009	209,875
930,821	Term Loan, 8.82%, Maturing June 28, 2009	934,311
	Burger King Corp.
1,078,801	Term Loan, 6.88%, Maturing June 30, 2012	1,079,250
	Carrols Corp.
675,569	Term Loan, 8.00%, Maturing December 31, 2010	680,129
	CBRL Group, Inc.
1,072,034	Term Loan, 6.96%, Maturing April 27, 2013	1,069,488
	CKE Restaurants, Inc.
139,490	Term Loan, 7.38%, Maturing May 1, 2010	139,838
	Denny’s, Inc.
786,822	Term Loan, 8.66%, Maturing September 21, 2009	790,265
	Domino’s, Inc.
3,014,213	Term Loan, 6.88%, Maturing June 25, 2010	3,016,724
	Jack in the Box, Inc.
731,250	Term Loan, 6.94%, Maturing January 8, 2011	734,906
	Maine Beverage Co., LLC
419,643	Term Loan, 7.25%, Maturing June 30, 2010	418,594
	NPC International, Inc.
212,500	Term Loan, 7.10%, Maturing May 3, 2013	211,106

	QCE Finance, LLC
$500,000	Term Loan, 11.12%, Maturing November 5, 2013	$507,375
	Sagittarius Restaurants, LLC
199,000	Term Loan, 7.62%, Maturing March 29, 2013	199,249
	Weightwatchers.com, Inc.
500,000	Term Loan, 10.36%, Maturing June 16, 2011	503,750
		$10,738,358
Food/Drug Retailers — 2.2%
	General Nutrition Centers, Inc.
827,274	Term Loan, 8.12%, Maturing December 5, 2009	834,255
	Giant Eagle, Inc.
992,500	Term Loan, 7.00%, Maturing November 7, 2012	994,361
	Roundy’s Supermarkets, Inc.
1,836,125	Term Loan, 8.42%, Maturing November 3, 2011	1,853,721
	Supervalu, Inc.
796,000	Term Loan, 7.19%, Maturing June 1, 2012	796,940
	The Jean Coutu Group (PJC), Inc.
2,186,698	Term Loan, 8.00%, Maturing July 30, 2011	2,194,216
	The Pantry, Inc.
446,625	Term Loan, 7.08%, Maturing January 2, 2012	447,881
		$7,121,374
Forest Products — 3.3%
	Boise Cascade Holdings, LLC
1,275,787	Term Loan, 7.11%, Maturing October 29, 2011	1,280,940
	Buckeye Technologies, Inc.
145,397	Term Loan, 7.33%, Maturing April 15, 2010	145,518
	Georgia Pacific Corp.
4,714,375	Term Loan, 7.39%, Maturing December 20, 2012	4,728,942
1,450,000	Term Loan, 8.39%, Maturing December 23, 2013	1,465,105
	NewPage Corp.
890,237	Term Loan, 8.50%, Maturing May 2, 2011	896,913
	RLC Industries Co.
548,679	Term Loan, 6.82%, Maturing February 20, 2010	550,050
	Xerium Technologies, Inc.
1,447,757	Term Loan, 7.62%, Maturing May 18, 2012	1,444,591
		$10,512,059
Healthcare — 10.9%
	Accellent, Inc.
932,950	Term Loan, 7.40%, Maturing November 22, 2012	932,173
	Alliance Imaging, Inc.
1,180,274	Term Loan, 7.98%, Maturing December 29, 2011	1,183,667
	American Medical Systems
925,000	Term Loan, 7.81%, Maturing July 20, 2012	926,156

	American Safety Razor Co.
$400,000	Term Loan, 11.72%, Maturing July 31, 2014	$408,000
	Ameripath, Inc.
997,500	Term Loan, 7.39%, Maturing October 31, 2012	997,251
	AMN Healthcare, Inc.
254,094	Term Loan, 7.12%, Maturing November 2, 2011	254,815
	AMR HoldCo, Inc.
580,595	Term Loan, 7.28%, Maturing February 10, 2012	581,684
	Angiotech Pharmaceuticals, Inc.
268,729	Term Loan, 6.88%, Maturing March 23, 2013	263,299
	Bushnell Performance Optics
495,122	Term Loan, 8.37%, Maturing August 19, 2011	498,216
	Caremore Holdings, Inc.
472,625	Term Loan, 8.62%, Maturing February 28, 2013	475,431
	Carl Zeiss Topco GMBH
196,667	Term Loan, 8.12%, Maturing February 28, 2013	198,388
393,333	Term Loan, 8.62%, Maturing February 28, 2014	398,741
375,000	Term Loan, 10.87%, Maturing August 31, 2014	380,578
	Community Health Systems, Inc.
3,369,975	Term Loan, 7.15%, Maturing August 19, 2011	3,372,344
	Concentra Operating Corp.
1,188,831	Term Loan, 7.62%, Maturing September 30, 2011	1,192,361
	Conmed Corp.
598,500	Term Loan, 7.33%, Maturing April 13, 2013	599,248
	CRC Health Corp.
248,750	Term Loan, 7.62%, Maturing February 6, 2013	248,439
	Davita, Inc.
3,471,597	Term Loan, 7.50%, Maturing October 5, 2012	3,487,407
	DJ Orthopedics, LLC
238,750	Term Loan, 7.02%, Maturing April 7, 2013	238,302
	Encore Medical IHC, Inc.
737,746	Term Loan, 8.30%, Maturing October 4, 2010	740,513
	FGX International, Inc.
300,000	Term Loan, 9.39%, Maturing December 12, 2012	301,313
	FHC Health Systems, Inc.
348,214	Term Loan, 11.40%, Maturing December 18, 2009	360,402
243,750	Term Loan, 13.40%, Maturing December 18, 2009	252,281
750,000	Term Loan, 14.40%, Maturing February 7, 2011	776,250
	Fresenius Medical Care Holdings
2,014,875	Term Loan, 6.75%, Maturing March 31, 2013	2,002,282
	Hanger Orthopedic Group, Inc.
399,000	Term Loan, 7.87%, Maturing May 30, 2013	400,746

	Healthcare Partners, LLC
$191,243	Term Loan, 7.86%, Maturing March 2, 2011	$192,199
	HealthSouth Corp.
1,147,125	Term Loan, 8.58%, Maturing March 10, 2013	1,152,701
	Kinetic Concepts, Inc.
166,140	Term Loan, 7.12%, Maturing October 3, 2009	166,763
	La Petite Academy, Inc.
385,000	Term Loan, 10.04%, Maturing August 21, 2012	386,925
	Leiner Health Products, Inc.
522,963	Term Loan, 8.88%, Maturing May 27, 2011	525,904
	Lifecare Holdings, Inc.
445,500	Term Loan, 7.58%, Maturing August 11, 2012	422,482
	Lifepoint Hospitals, Inc.
2,114,263	Term Loan, 6.95%, Maturing April 15, 2012	2,102,811
	Magellan Health Services, Inc.
457,958	Term Loan, 5.21%, Maturing August 15, 2008	459,103
400,713	Term Loan, 7.17%, Maturing August 15, 2008	401,715
	Matria Healthcare, Inc.
300,000	Term Loan, 12.15%, Maturing January 19, 2007	304,875
134,878	Term Loan, 7.63%, Maturing January 19, 2012	135,215
	Medcath Holdings Corp.
100,113	Term Loan, 7.86%, Maturing July 2, 2011	100,207
	Multiplan Merger Corp.
284,118	Term Loan, 7.35%, Maturing April 12, 2013	283,289
	National Mentor Holdings, Inc.
33,600	Term Loan, 5.34%, Maturing June 29, 2013	33,768
564,984	Term Loan, 7.87%, Maturing June 29, 2013	567,809
	National Rental Institutes, Inc.
473,813	Term Loan, 7.59%, Maturing March 31, 2013	474,849
	PER-SE Technologies, Inc.
531,034	Term Loan, 7.58%, Maturing January 6, 2013	533,192
	Renal Advantage, Inc.
198,500	Term Loan, 7.89%, Maturing October 5, 2012	198,748
	Select Medical Holding Corp.
1,261,544	Term Loan, 7.15%, Maturing February 24, 2012	1,240,177
	Sunrise Medical Holdings, Inc.
491,505	Term Loan, 8.66%, Maturing May 13, 2010	492,119
	Talecris Biotherapeutics, Inc.
533,250	Term Loan, 8.64%, Maturing March 31, 2010	535,916
234,375	Term Loan, 8.89%, Maturing May 31, 2010	234,375
	Vanguard Health Holding Co., LLC
1,633,587	Term Loan, 7.87%, Maturing September 23, 2011	1,636,650
	VWR International, Inc.
828,658	Term Loan, 7.77%, Maturing April 7, 2011	830,989
		$34,883,068

Home Furnishings — 1.4%
	Interline Brands, Inc.
$535,614	Term Loan, 7.26%, Maturing June 23, 2013	$536,618
412,011	Term Loan, 7.26%, Maturing June 23, 2013	412,783
	Knoll, Inc.
965,752	Term Loan, 7.12%, Maturing October 3, 2012	971,487
	National Bedding Co., LLC
350,000	Term Loan, 10.49%, Maturing August 31, 2012	351,969
	Oreck Corp.
684,609	Term Loan, 8.12%, Maturing February 2, 2012	684,609
	Simmons Co.
1,542,797	Term Loan, 7.18%, Maturing December 19, 2011	1,553,163
		$4,510,629
Industrial Equipment — 1.4%
	Aearo Technologies, Inc.
400,000	Term Loan, 11.87%, Maturing September 24, 2013	406,250
	Alliance Laundry Holdings, LLC
237,702	Term Loan, 7.58%, Maturing January 27, 2012	238,965
	Colfax Corp.
591,992	Term Loan, 7.38%, Maturing May 30, 2009	595,322
	Flowserve Corp.
1,086,079	Term Loan, 6.88%, Maturing August 10, 2012	1,088,455
	Gleason Corp.
350,000	Term Loan, 7.91%, Maturing June 30, 2013	352,406
300,000	Term Loan, 10.97%, Maturing December 31, 2013	304,500
	Nacco Materials Handling Group, Inc.
350,000	Term Loan, 7.36%, Maturing March 22, 2013	349,125
	TFS Acquisition Corp.
1,125,000	Term Loan, 8.92%, Maturing August 11, 2013	1,133,438
		$4,468,461
Insurance — 1.7%
	ARG Holding, Inc.
650,000	Term Loan, 12.62%, Maturing November 30, 2012	658,125
	CCC Information Services Group, Inc.
375,000	Term Loan, 7.87%, Maturing February 10, 2013	376,953
	Conseco, Inc.
1,532,416	Term Loan, 7.08%, Maturing June 22, 2010	1,533,693
	Hilb, Rogal & Hobbs Co.
1,368,125	Term Loan, 6.87%, Maturing April 26, 2013	1,369,288
	U.S.I. Holdings Corp.
1,549,799	Term Loan, 7.75%, Maturing March 24, 2011	1,557,548
		$5,495,607

Leisure Goods/Activities/Movies — 9.0%
	24 Hour Fitness Worldwide, Inc.
$895,500	Term Loan, 8.05%, Maturing June 8, 2012	$902,030
	Alliance Atlantis Communications, Inc.
333,915	Term Loan, 6.87%, Maturing December 31, 2011	334,263
	AMC Entertainment, Inc.
995,000	Term Loan, 7.45%, Maturing January 26, 2013	1,001,737
	AMF Bowling Worldwide, Inc.
344,064	Term Loan, 8.37%, Maturing August 27, 2009	346,860
	Bombardier Recreational Product
1,075,000	Term Loan, 8.24%, Maturing June 28, 2013	1,073,656
	Cedar Fair, L.P.
1,645,875	Term Loan, 7.87%, Maturing August 30, 2012	1,656,308
	Century California Subsidiary
274,890	Term Loan, 7.28%, Maturing March 1, 2013	275,199
	Cinemark, Inc.
1,950,000	Term Loan, 7.26%, Maturing March 31, 2011	1,953,413
	Deluxe Entertainment Services
461,036	Term Loan, 9.12%, Maturing January 28, 2011	465,838
	Easton-Bell Sports, Inc.
298,500	Term Loan, 7.08%, Maturing March 16, 2012	298,873
	Fender Musical Instruments Co.
519,414	Term Loan, 7.87%, Maturing March 30, 2012	522,660
375,000	Term Loan, 11.12%, Maturing October 1, 2012	379,688
	HEI Acquisition, LLC
325,000	Term Loan, 8.50%, Maturing December 31, 2011	325,000
	Mega Blocks, Inc.
841,500	Term Loan, 7.20%, Maturing July 26, 2012	840,974
	Metro-Goldwyn-Mayer Holdings, Inc.
5,363,050	Term Loan, 8.62%, Maturing April 8, 2012	5,317,802
	Regal Cinemas Corp.
4,396,709	Term Loan, 7.12%, Maturing November 10, 2010	4,385,506
	Six Flags Theme Parks, Inc.
750,000	Revolving Loan, 8.58%, Maturing June 30, 2008 (2)	745,313
2,212,676	Term Loan, 8.73%, Maturing June 30, 2009	2,241,199
	Southwest Sports Group, LLC
600,000	Term Loan, 7.88%, Maturing December 22, 2010	601,688
	Universal City Development Partners, Ltd.
934,709	Term Loan, 7.47%, Maturing June 9, 2011	936,754
	WMG Acquisition Corp.
450,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	437,625
3,567,063	Term Loan, 7.39%, Maturing February 28, 2011	3,582,901
		$28,625,287

Lodging and Casinos — 5.2%
	Ameristar Casinos, Inc.
$595,500	Term Loan, 6.90%, Maturing November 10, 2012	$595,686
	Bally Technologies, Inc.
1,688,280	Term Loan, 9.33%, Maturing September 5, 2009	1,692,149
	CCM Merger, Inc.
1,017,129	Term Loan, 7.38%, Maturing April 25, 2012	1,015,603
	Columbia Entertainment
530,357	Term Loan, 7.82%, Maturing October 24, 2011	533,009
	Fairmont Hotels and Resorts, Inc.
750,000	Term Loan, 8.58%, Maturing May 12, 2011	757,500
	Globalcash Access, LLC
217,714	Term Loan, 7.07%, Maturing March 10, 2010	217,714
	Isle of Capri Casinos, Inc.
1,193,738	Term Loan, 7.17%, Maturing February 4, 2012	1,195,827
	MGM Mirage
428,571	Term Loan, 6.28%, Maturing November 22, 2009	427,956
1,571,429	Revolving Loan, 6.53%, Maturing November 22, 2009 (2)	1,528,541
	Penn National Gaming, Inc.
3,479,850	Term Loan, 7.19%, Maturing October 3, 2012	3,497,357
	Pinnacle Entertainment, Inc.
350,000	Term Loan, 7.33%, Maturing December 14, 2011	350,948
	Resorts International Holdings, LLC
1,057,421	Term Loan, 9.33%, Maturing April 26, 2012	1,065,351
370,936	Term Loan, 16.32%, Maturing April 26, 2013	384,692
	Venetian Casino Resort, LLC
2,031,035	Term Loan, 7.12%, Maturing June 15, 2011	2,034,843
418,770	Term Loan, 7.12%, Maturing June 15, 2011	419,555
	VML US Finance, LLC
241,667	Term Loan, 0.00%, Maturing May 25, 2012 (2)	241,541
483,333	Term Loan, 8.12%, Maturing May 25, 2013	486,090
		$16,444,362
Nonferrous Metals/Minerals — 2.1%
	Almatis Holdings 5 BV
175,000	Term Loan, 8.12%, Maturing December 21, 2013	177,359
175,000	Term Loan, 8.62%, Maturing December 21, 2014	178,141
	Alpha Natural Resources, LLC
472,625	Term Loan, 7.12%, Maturing October 26, 2012	472,994
	Carmeuse Lime, Inc.
302,104	Term Loan, 7.25%, Maturing May 2, 2011	302,859
	Magnequench International, Inc.
722,750	Term Loan, 8.88%, Maturing August 31, 2009	724,557
	Magnum Coal Co.
100,000	Term Loan, 8.58%, Maturing March 15, 2013	100,250
995,000	Term Loan, 8.62%, Maturing March 15, 2013	997,488

	Murray Energy Corp.
$738,750	Term Loan, 8.40%, Maturing January 28, 2010	$746,138
	Novelis, Inc.
380,112	Term Loan, 7.72%, Maturing January 6, 2012	381,747
659,042	Term Loan, 7.72%, Maturing January 6, 2012	661,878
	Stillwater Mining Co.
711,552	Term Loan, 7.63%, Maturing June 30, 2007	713,330
	Tube City IMS Corp.
245,644	Term Loan, 8.12%, Maturing December 31, 2010	246,411
1,000,000	Term Loan, 11.37%, Maturing October 26, 2011	1,002,500
		$6,705,652
Oil and Gas — 3.6%
	Coffeyville Resources, LLC
450,000	Term Loan, 12.13%, Maturing June 24, 2013	464,625
	Concho Resources, Inc.
1,175,000	Term Loan, 9.50%, Maturing July 6, 2011 (3)	1,171,358
	Dresser, Inc.
46,951	Term Loan, 7.83%, Maturing March 31, 2007	47,171
	El Paso Corp.
725,000	Term Loan, 5.33%, Maturing July 31, 2011	729,596
	Epco Holdings, Inc.
433,082	Term Loan, 7.14%, Maturing August 18, 2008	434,300
613,800	Term Loan, 7.38%, Maturing August 18, 2010	618,020
	Key Energy Services, Inc.
635,200	Term Loan, 9.11%, Maturing June 30, 2012	638,575
	LB Pacific, L.P.
536,825	Term Loan, 8.07%, Maturing March 3, 2012	538,167
	Niska Gas Storage
93,333	Term Loan, 0.00%, Maturing May 13, 2011 (2)	93,450
133,333	Term Loan, 7.14%, Maturing May 13, 2011	133,500
139,650	Term Loan, 7.16%, Maturing May 13, 2011	139,552
731,583	Term Loan, 7.17%, Maturing May 12, 2013	731,069
	Petroleum Geo-Services ASA
440,437	Term Loan, 7.61%, Maturing December 16, 2012	443,961
	Primary Natural Resources, Inc.
995,000	Term Loan, 9.32%, Maturing July 28, 2010 (3)	991,916
	Targa Resources, Inc.
895,000	Term Loan, 7.62%, Maturing October 31, 2007	896,258
395,714	Term Loan, 7.62%, Maturing October 31, 2012	397,763
2,015,944	Term Loan, 7.64%, Maturing October 31, 2012	2,026,384
	Universal Compression, Inc.
546,679	Term Loan, 6.87%, Maturing February 15, 2012	547,363
	W&T Offshore, Inc.
325,000	Term Loan, 7.65%, Maturing May 26, 2010	326,761
		$11,369,789

Publishing — 6.0%
	American Media Operations, Inc.
$2,000,000	Term Loan, 8.37%, Maturing January 31, 2013	$2,010,626
	CBD Media, LLC
382,353	Term Loan, 7.71%, Maturing December 31, 2009	385,539
	Dex Media East, LLC
1,485,511	Term Loan, 6.91%, Maturing May 8, 2009	1,479,734
	Dex Media West, LLC
1,756,524	Term Loan, 6.87%, Maturing March 9, 2010	1,749,338
	Gatehouse Media Operating, Inc.
900,000	Term Loan, 7.58%, Maturing June 6, 2013	900,844
	Hanley-Wood, LLC
30,834	Term Loan, 7.61%, Maturing August 1, 2012	30,841
260,105	Term Loan, 7.69%, Maturing August 1, 2012	260,159
	Medianews Group, Inc.
523,688	Term Loan, 7.07%, Maturing August 2, 2013	524,778
	Merrill Communications, LLC
687,956	Term Loan, 7.59%, Maturing February 9, 2009	690,590
	Nebraska Book Co., Inc.
468,505	Term Loan, 7.88%, Maturing March 4, 2011	470,555
	Philadelphia Newspapers, LLC
399,000	Term Loan, 8.12%, Maturing June 29, 2013	401,244
	R.H. Donnelley Corp.
43,686	Term Loan, 6.68%, Maturing December 31, 2009	43,260
2,758,045	Term Loan, 6.89%, Maturing June 30, 2010	2,740,162
	R.H. Donnelley Corp., Sr. Disc. Notes
676,458	Term Loan, 7.08%, Maturing September 30, 2011	677,621
	Source Media, Inc.
616,395	Term Loan, 7.61%, Maturing November 8, 2011	618,899
	SP Newsprint Co.
969,921	Term Loan, 5.32%, Maturing January 9, 2010	973,559
133,364	Term Loan, 8.25%, Maturing January 9, 2010	133,864
	Sun Media Corp.
2,354,837	Term Loan, 7.24%, Maturing February 7, 2009	2,359,252
	Xsys US, Inc.
605,124	Term Loan, 7.87%, Maturing September 27, 2013	610,116
618,087	Term Loan, 8.37%, Maturing September 27, 2014	626,277
	Yell Group, PLC
1,400,000	Term Loan, 7.32%, Maturing February 10, 2013	1,406,607
		$19,093,865
Radio and Television — 6.8%
	Adams Outdoor Advertising, L.P.
912,474	Term Loan, 7.27%, Maturing October 15, 2011	914,613
	ALM Media Holdings, Inc.
816,231	Term Loan, 7.87%, Maturing March 4, 2010	815,976
	Block Communications, Inc.
446,625	Term Loan, 7.37%, Maturing December 22, 2011	448,021

	Cequel Communications, LLC
$875,000	Term Loan, 9.99%, Maturing May 5, 2014	$849,024
1,590,890	Term Loan, 11.49%, Maturing May 5, 2014	1,517,975
	CMP KC, LLC
500,000	Term Loan, 9.31%, Maturing May 5, 2013	500,625
	CMP Susquehanna Corp.
732,054	Term Loan, 7.40%, Maturing May 5, 2013	731,825
	Cumulus Media, Inc.
773,063	Term Loan, 7.45%, Maturing June 7, 2013	775,841
	DirecTV Holdings, LLC
2,081,411	Term Loan, 6.83%, Maturing April 13, 2013	2,085,372
	Entravision Communications Corp.
719,563	Term Loan, 7.01%, Maturing September 29, 2013	720,012
	Gray Television, Inc.
694,750	Term Loan, 7.01%, Maturing November 22, 2015	694,316
	HIT Entertainment, Inc.
792,000	Term Loan, 7.62%, Maturing March 20, 2012	796,950
	Intelsat Subsuduary Holding Co.
525,000	Term Loan, 7.76%, Maturing July 3, 2013	528,609
	Montecito Broadcast Group, LLC
348,101	Term Loan, 7.72%, Maturing January 27, 2013	349,406
	NEP Supershooters, L.P.
805,642	Term Loan, 13.37%, Maturing August 3, 2011	817,727
	Nexstar Broadcasting, Inc.
970,452	Term Loan, 7.12%, Maturing October 1, 2012	968,633
919,760	Term Loan, 7.12%, Maturing October 1, 2012	918,035
	NextMedia Operating, Inc.
154,213	Term Loan, 7.33%, Maturing November 15, 2012	153,587
68,538	Term Loan, 7.33%, Maturing November 15, 2012	68,260
	PanAmSat Corp.
1,325,000	Term Loan, 8.01%, Maturing January 3, 2014	1,335,259
	Patriot Media and Communications CNJ, LLC
300,000	Term Loan, 10.50%, Maturing October 6, 2013	305,719
	Paxson Communications Corp.
1,350,000	Term Loan, 8.76%, Maturing January 15, 2012	1,375,313
	Raycom TV Broadcasting, LLC
1,513,123	Term Loan, 6.88%, Maturing August 28, 2013	1,504,611
	SFX Entertainment
744,375	Term Loan, 7.62%, Maturing June 21, 2013	744,840
	Spanish Broadcasting System, Inc.
992,443	Term Loan, 7.12%, Maturing June 10, 2012	993,064
	Young Broadcasting, Inc.
880,112	Term Loan, 8.00%, Maturing November 3, 2012	876,537
		$21,790,150
Rail Industries — 0.7%
	Kansas City Southern Railway Co.
1,019,906	Term Loan, 7.15%, Maturing March 30, 2008	1,022,030

	Railamerica, Inc.
$1,272,967	Term Loan, 7.44%, Maturing September 29, 2011	$1,278,537
74,373	Term Loan, 7.44%, Maturing September 29, 2011	74,698
		$2,375,265
Retailers (Except Food and Drug) — 4.5%
	American Achievement Corp.
239,892	Term Loan, 7.69%, Maturing March 25, 2011	241,691
	Amscan Holdings, Inc.
773,063	Term Loan, 8.32%, Maturing December 23, 2012	778,055
	Coinmach Laundry Corp.
2,990,921	Term Loan, 7.91%, Maturing December 19, 2012	3,017,558
	Cumberland Farms, Inc.
2,072,034	Term Loan, 8.50%, Maturing September 8, 2008	2,082,394
	Harbor Freight Tools USA, Inc.
848,011	Term Loan, 7.22%, Maturing July 15, 2010	848,435
	Home Interiors & Gifts, Inc.
640,721	Term Loan, 10.41%, Maturing March 31, 2011	547,016
	Josten’s Corp.
1,993,023	Term Loan, 7.37%, Maturing October 4, 2011	2,004,483
	Mapco Express, Inc
292,239	Term Loan, 8.08%, Maturing April 28, 2011	294,613
	Mauser Werke GMBH & Co. KG
625,000	Term Loan, 8.10%, Maturing December 3, 2011	628,906
	Movie Gallery, Inc.
176,162	Term Loan, 10.62%, Maturing April 27, 2011	165,428
	Neiman Marcus Group, Inc.
498,418	Term Loan, 7.89%, Maturing April 5, 2013	502,344
	Oriental Trading Co., Inc.
450,000	Term Loan, 11.47%, Maturing January 31, 2013	451,500
897,750	Term Loan, 8.18%, Maturing July 31, 2013	897,189
	Savers, Inc.
182,741	Term Loan, 8.16%, Maturing August 11, 2012	183,883
217,259	Term Loan, 8.16%, Maturing August 11, 2012	218,617
	Travelcenters of America, Inc.
1,647,550	Term Loan, 7.12%, Maturing November 30, 2008	1,649,815
		$14,511,927
Steel — 0.2%
	Gibraltar Industries, Inc.
243,440	Term Loan, 7.13%, Maturing December 8, 2010	243,288
	John Maneely Co.
247,526	Term Loan, 8.51%, Maturing March 24, 2013	249,846
		$493,134
Surface Transport — 0.8%
	Gainey Corp.
425,000	Term Loan, 8.09%, Maturing April 20, 2012	428,188

	Horizon Lines, LLC
$244,375	Term Loan, 7.62%, Maturing July 7, 2011	$245,521
	Ozburn-Hessey Holding Co., LLC
299,116	Term Loan, 8.78%, Maturing August 9, 2012	299,490
	Sirva Worldwide, Inc.
862,898	Term Loan, 11.21%, Maturing December 1, 2010	822,629
	Vanguard Car Rental USA
841,500	Term Loan, 8.35%, Maturing June 14, 2013	843,709
		$2,639,537
Telecommunications — 5.0%
	Alaska Communications Systems Holdings, Inc.
530,000	Term Loan, 7.12%, Maturing February 1, 2012	529,271
	Asurion Corp.
719,512	Term Loan, 8.33%, Maturing July 13, 2012	722,210
450,000	Term Loan, 11.58%, Maturing January 13, 2013	455,766
	Cellular South, Inc.
343,000	Term Loan, 7.25%, Maturing May 4, 2011	343,322
	Centennial Cellular Operating Co., LLC
1,833,333	Term Loan, 7.62%, Maturing February 9, 2011	1,846,101
	Cincinnati Bell, Inc.
346,500	Term Loan, 6.99%, Maturing August 31, 2012	346,121
	Consolidated Communications, Inc.
2,244,965	Term Loan, 7.38%, Maturing July 27, 2015	2,248,474
	Crown Castle Operating Co.
500,000	Term Loan, 7.65%, Maturing June 1, 2014	502,389
	Fairpoint Communications, Inc.
1,130,000	Term Loan, 7.13%, Maturing February 8, 2012	1,123,291
	Hawaiian Telcom Communications, Inc.
398,222	Term Loan, 7.62%, Maturing October 31, 2012	399,111
	Iowa Telecommunications Services
334,000	Term Loan, 7.12%, Maturing November 23, 2011	334,522
	Madison River Capital, LLC
290,000	Term Loan, 7.73%, Maturing July 29, 2012	291,450
	NTelos, Inc.
1,129,902	Term Loan, 7.58%, Maturing August 24, 2011	1,130,608
	Stratos Global Corp.
575,000	Term Loan, 8.11%, Maturing February 13, 2012	574,641
	Triton PCS, Inc.
1,557,918	Term Loan, 8.58%, Maturing November 18, 2009	1,572,362
	Westcom Corp.
383,230	Term Loan, 8.29%, Maturing December 17, 2010	383,948
600,000	Term Loan, 12.54%, Maturing May 17, 2011	604,125
	Windstream Corp.
2,275,000	Term Loan, 7.26%, Maturing July 17, 2013	2,285,360

	Winstar Communications, Inc.
$169,348	DIP Loan, 0.00%, Maturing December 31, 2006 (4)	$237,510
		$15,930,582
Utilities — 4.2%
	Astoria Generating Co.
625,000	Term Loan, 9.14%, Maturing August 23, 2013	634,219
	BRSP, LLC
1,025,000	Term Loan, 8.58%, Maturing July 13, 2009	1,030,125
	Cellnet Technology, Inc.
299,908	Term Loan, 8.37%, Maturing April 26, 2012	302,907
	Cogentrix Delaware Holdings, Inc.
352,621	Term Loan, 6.87%, Maturing April 14, 2012	352,988
	Covanta Energy Corp.
528,130	Term Loan, 5.37%, Maturing June 24, 2012	532,201
378,459	Term Loan, 7.62%, Maturing May 27, 2013	381,376
227,500	Term Loan, 10.87%, Maturing June 24, 2013	232,050
	KGen, LLC
472,800	Term Loan, 7.99%, Maturing August 5, 2011	475,164
	La Paloma Generating Co., LLC
29,508	Term Loan, 7.07%, Maturing August 16, 2012	29,434
169,339	Term Loan, 7.12%, Maturing August 16, 2012	168,915
13,487	Term Loan, 7.12%, Maturing August 16, 2012	13,453
	LSP General Finance Co., LLC
20,152	Term Loan, 7.12%, Maturing April 14, 2013	20,131
467,298	Term Loan, 7.12%, Maturing April 14, 2013	466,811
	Mirant North America, LLC.
1,240,625	Term Loan, 7.07%, Maturing January 3, 2013	1,238,520
	NRG Energy, Inc.
975,000	Term Loan, 7.37%, Maturing February 1, 2013	979,205
4,228,750	Term Loan, 7.37%, Maturing February 1, 2013	4,250,642
	Pike Electric, Inc.
155,490	Term Loan, 6.88%, Maturing July 1, 2012	155,466
265,529	Term Loan, 6.88%, Maturing December 10, 2012	265,488
	Reliant Energy, Inc.
137,872	Term Loan, 7.71%, Maturing December 22, 2010	137,996
	Vulcan Energy Corp.
1,270,284	Term Loan, 6.90%, Maturing July 23, 2010	1,271,872
	Wolf Hollow I L.P.
45,000	Term Loan, 7.58%, Maturing June 22, 2012	45,000
180,000	Term Loan, 7.58%, Maturing June 22, 2012	179,100
214,752	Term Loan, 7.62%, Maturing June 22, 2012	213,678
		$13,376,741
Total Senior, Floating Rate Interests (identified cost $466,829,303)		$467,333,129

Corporate Bonds & Notes — 13.7%

Principal Amount (000’s omitted)	Security	Value
Aerospace and Defense — 0.1%
	Argo Tech Corp., Sr. Notes
$320	9.25%, 6/1/11	$334,400
	DRS Technologies, Inc., Sr. Sub. Notes
40	7.625%, 2/1/18	40,800
		$375,200
Air Transport — 0.3%
	American Airlines
895	7.80%, 10/1/06	895,559
	Continental Airlines
149	7.033%, 6/15/11	145,977
		$1,041,536
Automotive — 1.0%
	Altra Industrial Motion, Inc.
120	9.00%, 12/1/11	123,000
	Commercial Vehicle Group, Inc., Sr. Notes
55	8.00%, 7/1/13 (5)	52,937
	Ford Motor Credit Co.
110	6.625%, 6/16/08	108,380
385	7.375%, 10/28/09	374,396
185	7.875%, 6/15/10	180,309
	Ford Motor Credit Co., Sr. Notes
395	9.875%, 8/10/11	409,141
	Ford Motor Credit Co., Variable Rate
535	8.466%, 11/2/07	539,877
	General Motors Acceptance Corp.
105	5.125%, 5/9/08	102,931
55	5.85%, 1/14/09	53,953
20	7.00%, 2/1/12	19,956
470	8.00%, 11/1/31	492,782
	Tenneco Automotive, Inc.
140	8.625%, 11/15/14	138,950
	Tenneco Automotive, Inc., Series B
275	10.25%, 7/15/13	299,750
	TRW Automotive, Inc., Sr. Sub. Notes
65	11.00%, 2/15/13	71,175
	United Components, Inc., Sr. Sub. Notes
65	9.375%, 6/15/13	64,675

	Visteon Corp., Sr. Notes
$95	8.25%, 8/1/10	$93,100
40	7.00%, 3/10/14	36,000
		$3,161,312
Broadcast Radio and Television — 0.1%
	Advanstar Communications, Inc.
415	10.75%, 8/15/10	449,237
		$449,237
Brokers/Dealers/Investment Houses — 0.1%
	E*Trade Financial Corp., Sr. Notes
40	8.00%, 6/15/11	41,600
	Residential Capital Corp., Variable Rate
265	7.337%, 4/17/09 (5)	266,376
		$307,976
Building and Development — 0.4%
	General Cable Corp., Sr. Notes
105	9.50%, 11/15/10	112,875
	Interface, Inc., Sr. Sub. Notes
20	9.50%, 2/1/14	20,700
	Interline Brands, Inc., Sr. Sub. Notes
70	8.125%, 6/15/14	71,225
	Mueller Group, Inc., Sr. Sub Notes
55	10.00%, 5/1/12	60,019
	Mueller Holdings, Inc., Disc. Notes, (0.00% until 2009)
109	14.75%, 4/15/14 (5)	96,465
	Nortek, Inc., Sr. Sub. Notes
440	8.50%, 9/1/14	418,000
	Panolam Industries International, Sr. Sub. Notes
160	10.75%, 10/1/13 (5)	162,400
	RMCC Acquisition Co., Sr. Sub. Notes
405	10.00%, 11/1/12 (5)	421,200
	Stanley-Martin Communities, LLC
40	9.75%, 8/15/15 (5)	31,900
		$1,394,784
Business Equipment and Services — 0.3%
	Activant Solutions
55	9.50%, 5/1/16 (5)	51,150
	Affinion Group, Inc.
55	10.125%, 10/15/13 (5)	58,025
70	11.50%, 10/15/15 (5)	72,100
	FTI Consulting, Inc.
70	7.75%, 10/1/16 (5)	71,050
	Hydrochem Industrial Services, Inc., Sr. Sub. Notes
50	9.25%, 2/15/13 (5)	49,750

	Lamar Media Corp., Sr. Sub. Notes
$70	6.625%, 8/15/15 (5)	$67,462
	Muzak, LLC / Muzak Finance, Sr. Notes
20	10.00%, 2/15/09	17,775
	Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
170	9.875%, 8/15/11	179,350
	Safety Products Holdings, Inc.
78	11.75%, 1/1/12 (3)	79,992
	Sungard Data Systems, Inc.
215	9.125%, 8/15/13	223,600
162	10.25%, 8/15/15	167,670
	Sungard Data Systems, Inc., Variable Rate
55	9.973%, 8/15/13	57,337
		$1,095,261
Cable and Satellite Television — 0.8%
	Adelphia Communications, Sr. Notes, Series B
270	9.25%, 10/1/32 (4)	167,400
	Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
110	9.62%, 4/1/09	117,562
	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
395	8.75%, 11/15/13 (5)	399,444
	CSC Holdings, Inc., Series B
50	8.125%, 8/15/09	52,062
	CSC Holdings, Inc., Sr. Notes, Series B
20	7.625%, 4/1/11	20,625
	Insight Communications, Sr. Disc. Notes
525	12.25%, 2/15/11	557,812
	Kabel Deutschland GMBH
135	10.625%, 7/1/14 (5)	145,462
	Mediacom Broadband Corp., LLC, Sr. Notes
130	8.50%, 10/15/15 (3)(5)	129,837
	National Cable, PLC
75	8.75%, 4/15/14	78,187
	UGS Corp.
660	10.00%, 6/1/12	716,100
		$2,834,491
Chemicals and Plastics — 0.8%
	BCP Crystal Holdings Corp., Sr. Sub. Notes
172	9.625%, 6/15/14	187,480
	Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, (0.00% until 2009)
179	10.50%, 10/1/14	146,109
	Equistar Chemical, Sr. Notes
170	10.625%, 5/1/11	183,175

	Hexion Specialty Chemicals, Inc.
$95	9.00%, 7/15/14 (5)	$97,375
	Huntsman International, LLC, Sr. Notes
49	9.875%, 3/1/09	51,327
	Huntsman, LLC
91	11.625%, 10/15/10	101,010
	Ineos Group
395	8.50%, 2/15/16 (5)	378,212
	Key Plastics, LLC
118	7.00%, 4/26/07 (3)	118,465
85	18.32%, 4/26/07, (PIK) (3)	85,413
	Lyondell Chemical Co., Sr. Notes
192	10.50%, 6/1/13	212,160
	Nova Chemicals Corp., Sr. Notes, Variable Rate
105	8.405%, 11/15/13 (5)	107,625
	OM Group, Inc.
460	9.25%, 12/15/11	480,700
	Polyone Corp., Sr. Notes
160	10.625%, 5/15/10	172,800
30	8.875%, 5/1/12	30,450
	Reichhold Industries Inc., Sr. Notes
70	9.00%, 8/15/14 (5)	69,300
		$2,421,601
Clothing/Textiles — 0.5%
	Levi Strauss & Co., Sr. Notes
430	12.25%, 12/15/12	481,600
110	8.875%, 4/1/16	110,000
	Levi Strauss & Co., Sr. Notes, Variable Rate
205	10.258%, 4/1/12	212,175
	Oxford Industries, Inc., Sr. Notes
390	8.875%, 6/1/11	399,750
	Perry Ellis International, Inc., Sr. Sub. Notes
160	8.875%, 9/15/13 (5)	158,400
	Phillips Van-Heusen, Sr. Notes
40	7.25%, 2/15/11	40,600
100	8.125%, 5/1/13	104,750
		$1,507,275
Conglomerates — 0.3%
	Amsted Industries, Inc., Sr. Notes
500	10.25%, 10/15/11 (5)	537,500
	Education Management, LLC 144A, Sr. Notes
150	8.75%, 6/1/14 (5)	152,250

	Education Management, LLC 144A, Sr. Sub. Notes
$205	10.25%, 6/1/16 (5)	$210,637
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
107	8.329%, 6/15/12	108,739
		$1,009,126
Containers and Glass Products — 0.2%
	Berry Plastics Holding Corp.
80	8.875%, 9/15/14 (5)	80,800
	Berry Plastics Holding Corp., Variable Rate
60	9.265%, 9/15/14 (5)	60,600
	Intertape Polymer US, Inc., Sr. Sub. Notes
155	8.50%, 8/1/14 (5)	146,475
	Pliant Corp.
196	11.85%, 6/15/09 (3)(5)	212,219
		$500,094
Cosmetics/Toiletries — 0.0%
	Samsonite Corp., Sr. Sub. Notes
60	8.875%, 6/1/11	63,150
		$63,150
Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
245	9.50%, 4/15/14	252,350
		$252,350
Electronics/Electrical — 0.0%
	Avago Technologies Finance PTE, Sr. Notes
75	10.125%, 12/1/13 (5)	79,875
	CPI Holdco, Inc., Sr. Notes, Variable Rate
50	11.298%, 2/1/15	52,000
		$131,875
Equipment Leasing — 0.3%
	The Hertz Corp., Sr. Notes
515	8.875%, 1/1/14 (5)	542,037
35	10.50%, 1/1/16 (5)	38,675
	United Rentals North America, Inc.
265	6.50%, 2/15/12	257,050
		$837,762
Financial Intermediaries — 1.9%
	Alzette, Variable Rate
500	8.636%, 12/15/20 (5)	515,000
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
380	7.35%, 2/24/19 (5)	382,297
	Babson Ltd. Series 2005-1A, Class C1, Variable Rate
500	7.457%, 4/15/19 (5)	508,003

	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
$500	7.557%, 1/15/19 (5)	$509,252
	Carlyhe High Yield Partners, Series 2004-6A, Class C, Variable Rate
500	7.854%, 8/11/16 (5)	508,382
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
500	10.89%, 3/8/17	527,934
	Centurion CDO 9 Ltd., Series 2005 9A
500	9.35%, 7/17/19	518,497
	Madison Park Funding Ltd., Series 2006-2A, Class D, Variable Rate
1,000	10.139%, 3/25/20 (5)	1,042,484
	Sonata Securities S.A., Series 2006-5
500	9.00%, 6/27/07	510,745
	Sonata Securities S.A., Series 2006-6
500	9.00%, 6/27/07	510,665
	Stanfield Vanage Ltd., Series 2005-1A, Class D, Variable Rate
500	7.474%, 3/21/17 (5)	503,750
		$6,037,009
Food Products — 0.5%
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, (0.00% until 2008)
275	11.50%, 11/1/11	240,625
	Nutro Products, Inc., Sr. Notes, Variable Rate
40	9.23%, 10/15/13 (5)	41,350
	Pierre Foods, Inc., Sr. Sub. Notes
175	9.875%, 7/15/12	178,500
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
1,125	8.25%, 12/1/13	1,132,031
		$1,592,506
Food Service — 0.1%
	EPL Finance Corp., Sr. Notes
135	11.75%, 11/15/13 (5)	150,525
	NPC International, Inc., Sr. Sub. Notes
115	9.50%, 5/1/14 (5)	113,850
		$264,375
Food/Drug Retailers — 0.3%
	General Nutrition Centers, Inc.
50	8.625%, 1/15/11	51,375
	Rite Aid Corp.
185	7.125%, 1/15/07	186,156
465	6.125%, 12/15/08 (5)	457,444
100	8.125%, 5/1/10 (5)	100,750
		$795,725

Forest Products — 0.4%
	Abitibi-Consolidated, Inc.
$95	6.95%, 4/1/08	$94,762
	Domtar, Inc.
180	7.125%, 8/1/15	168,300
	Georgia Pacific Corp.
145	9.50%, 12/1/11	156,962
	JSG Funding PLC, Sr. Notes
355	9.625%, 10/1/12	376,300
	NewPage Corp.
185	10.00%, 5/1/12 (5)	191,937
	NewPage Corp., Variable Rate
80	11.739%, 5/1/12	86,800
	Stone Container Corp.
125	7.375%, 7/15/14	114,375
		$1,189,436
Healthcare — 0.7%
	Accellent, Inc.
230	10.50%, 12/1/13 (5)	240,350
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
170	10.00%, 2/15/15 (5)	181,900
	CDRV Investors, Inc., Sr. Disc. Notes
20	9.625%, 1/1/15	14,900
	Encore Medical IHC, Inc.
145	9.75%, 10/1/12	160,225
	HCA, Inc.
25	8.75%, 9/1/10	25,312
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
120	8.75%, 2/15/12	118,800
	Multiplan Merger Corp., Sr. Sub. Notes
150	10.375%, 4/15/16 (5)	151,500
	National Mentor Holdings, Inc., Sr. Sub. Notes
105	11.25%, 7/1/14 (5)	109,725
	Res-Care, Inc., Sr. Notes
105	7.75%, 10/15/13 (5)	105,262
	Service Corp. International, Sr. Notes
210	8.00%, 6/15/17 (5)	202,125
95	7.625%, 10/1/18 (5)	95,950
	Triad Hospitals, Inc., Sr. Notes
100	7.00%, 5/15/12	99,500
	Triad Hospitals, Inc., Sr. Sub. Notes
120	7.00%, 11/15/13	117,150
	US Oncology, Inc.
120	9.00%, 8/15/12	124,800
290	10.75%, 8/15/14	319,000

	Ventas Realty L.P. / Capital Corp., Sr. Notes
$75	7.125%, 6/1/15	$77,531
	VWR International, Inc., Sr. Sub. Notes
225	8.00%, 4/15/14	228,094
		$2,372,124
Home Furnishings — 0.0%
	Steinway Musical Instruments, Sr. Notes
85	7.00%, 3/1/14 (5)	83,725
		$83,725
Industrial Equipment — 0.2%
	Case New Holland, Inc.
315	7.125%, 3/1/14 (5)	317,756
	Case New Holland, Inc., Sr. Notes
190	9.25%, 8/1/11	202,350
	Chart Industries, Inc., Sr. Sub. Notes
105	9.125%, 10/15/15 (5)	109,200
	Manitowoc Co., Inc. (The)
29	10.50%, 8/1/12	31,320
		$660,626
Leisure Goods/Activities/Movies — 0.5%
	AMC Entertainment, Inc., Sr. Sub. Notes
225	9.875%, 2/1/12	232,313
	AMC Entertainment, Inc., Variable Rate
30	9.655%, 8/15/10	31,125
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
105	12.50%, 4/1/13 (5)	105,131
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
195	9.818%, 4/1/12 (5)	195,488
	Marquee Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
325	12.00%, 8/15/14	250,250
	Six Flags Theme Parks, Inc., Sr. Notes
215	9.625%, 6/1/14	192,425
	Universal City Development Partners, Ltd., Sr. Notes
200	11.75%, 4/1/10	216,500
	Universal City Florida Holding, Sr. Notes, Variable Rate
325	10.239%, 5/1/10 (5)	335,563
		$1,558,795
Lodging and Casinos — 0.9%
	CCM Merger, Inc.
130	8.00%, 8/1/13	125,450
	Chukchansi EDA, Sr. Notes, Variable Rate
150	8.78%, 11/15/12 (5)	155,250

	Eldorado Casino Shreveport
$59	10.00%, 8/1/12	$56,002
	Greektown Holdings, LLC, Sr. Notes
110	10.75%, 12/1/13 (5)	116,600
	Inn of the Mountain Gods, Sr. Notes
285	12.00%, 11/15/10 (5)	299,963
	Las Vegas Sands Corp.
155	6.375%, 2/15/15 (5)	146,281
	Majestic Star Casino, LLC
110	9.50%, 10/15/10	113,025
110	9.75%, 1/15/11	107,663
	Majestic Star Casino, LLC, (0.00% until 2008)
75	12.50%, 10/15/11 (5)	55,125
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
60	8.00%, 4/1/12	62,400
	OED Corp. / Diamond Jo
203	8.75%, 4/15/12	204,015
	San Pasqual Casino
160	8.00%, 9/15/13 (5)	163,600
	Station Casinos, Inc.
60	7.75%, 8/15/16	62,550
	Station Casinos, Inc., Sr. Notes
50	6.00%, 4/1/12	48,500
	Trump Entertainment Resorts, Inc.
425	8.50%, 6/1/15	408,531
	Tunica-Biloxi Gaming Authority, Sr. Notes
165	9.00%, 11/15/15 (5)	172,425
	Turning Stone Resort Cas
40	9.125%, 9/15/14 (5)	40,600
	Waterford Gaming, LLC, Sr. Notes
384	8.625%, 9/15/12 (5)	408,000
	Wynn Las Vegas, LLC
60	6.625%, 12/1/14	58,500
		$2,804,480
Nonferrous Metals/Minerals — 0.1%
	Alpha Natural Resources, Sr. Notes
75	10.00%, 6/1/12	81,000
	FMG Finance PTY Ltd.
100	10.625%, 9/1/16 (5)	96,500
	Novelis, Inc., Sr. Notes
50	8.25%, 2/15/15 (5)	47,750
		$225,250
Oil and Gas — 1.0%
	Allis-Chalmers Energy, Inc., Sr. Notes
245	9.00%, 1/15/14 (5)	246,838

	Clayton Williams Energy, Inc., Sr. Notes
$60	7.75%, 8/1/13 (5)	$54,300
	Copano Energy, LLC, Sr. Notes
35	8.125%, 3/1/16	35,613
	Dresser, Inc.
110	10.125%, 4/15/11	115,638
	El Paso Corp.
130	9.625%, 5/15/12	144,625
	El Paso Production Holding Co.
30	7.75%, 6/1/13	30,825
	Encore Acquisition Co., Sr. Sub. Notes
85	7.25%, 12/1/17	82,238
	Giant Industries
130	8.00%, 5/15/14	141,375
	Kinder Morgan Finance
155	5.35%, 1/5/11	150,890
	Northwest Pipeline Corp.
70	8.125%, 3/1/10	73,150
	Ocean Rig Norway AS, Sr. Notes
70	8.375%, 7/1/13 (5)	74,550
	Parker Drilling Co., Sr. Notes
85	9.625%, 10/1/13	93,075
	Petrobras International Finance Co.
30	7.75%, 9/15/14	33,345
	Petrohawk Energy Corp., Sr. Notes
435	9.125%, 7/15/13 (5)	439,350
	Plains E&P Co., Sr. Sub. Notes
115	8.75%, 7/1/12	122,188
	Premcor Refining Group, Sr. Notes
210	9.50%, 2/1/13	228,900
	Quicksilver Resources, Inc.
115	7.125%, 4/1/16	109,538
	Semgroup L.P., Sr. Notes
140	8.75%, 11/15/15 (5)	141,925
	Sesi, LLC, Sr. Notes
30	6.875%, 6/1/14 (5)	29,850
	Southern Natural Gas
50	8.875%, 3/15/10	52,683
150	8.00%, 3/1/32	166,594
	Stewart & Stevenson, LLC, Sr. Notes
105	10.00%, 7/15/14 (5)	106,838
	United Refining Co., Sr. Notes
305	10.50%, 8/15/12	321,775
	Verasun Energy Corp.
160	9.875%, 12/15/12	168,000
		$3,164,103

Publishing — 0.4%
	American Media Operations, Inc., Series B
$335	10.25%, 5/1/09	$313,225
	CBD Media, Inc., Sr. Sub. Notes
70	8.625%, 6/1/11	69,300
	Dex Media West, LLC, Sr. Sub. Notes
182	9.875%, 8/15/13	197,470
	Houghton Mifflin Co., Sr. Sub. Notes
295	9.875%, 2/1/13	313,438
	MediaNews Group, Inc., Sr. Sub. Notes
50	6.875%, 10/1/13	46,500
	R.H. Donnelley Corp., Sr. Disc. Notes
110	6.875%, 1/15/13	100,925
205	6.875%, 1/15/13	188,088
	R.H. Donnelley Corp., Sr. Notes
130	8.875%, 1/15/16	130,975
		$1,359,921
Radio and Television — 0.4%
	CanWest Media, Inc.
217	8.00%, 9/15/12	215,680
	LBI Media, Inc.
90	10.125%, 7/15/12	95,175
	LBI Media, Inc., Sr. Disc. Notes, (0.00% until 2008)
80	11.00%, 10/15/13	68,000
	Rainbow National Services, LLC, Sr. Notes
100	8.75%, 9/1/12 (5)	107,500
	Rainbow National Services, LLC, Sr. Sub. Debs.
355	10.375%, 9/1/14 (5)	402,925
	Sirius Satellite Radio, Sr. Notes
275	9.625%, 8/1/13 (5)	270,188
	Xm Satellite Radio, Inc.
20	9.75%, 5/1/14 (5)	19,200
		$1,178,668
Rail Industries — 0.0%
	Kansas City Southern Railway Co.
50	9.50%, 10/1/08	52,250
	TFM SA de C.V., Sr. Notes
70	12.50%, 6/15/12	77,350
		$129,600
Retailers (Except Food and Drug) — 0.5%
	AutoNation, Inc., Variable Rate
75	7.507%, 4/15/13 (5)	76,313
	Bon-Ton Department Stores, Inc.
50	10.25%, 3/15/14 (5)	48,875

	GSC Holdings Corp.
$665	8.00%, 10/1/12 (5)	$688,275
	GSC Holdings Corp., Variable Rate
200	9.383%, 10/1/11 (5)	209,000
	Neiman Marcus Group, Inc.
255	9.00%, 10/15/15	272,213
165	10.375%, 10/15/15	179,025
		$1,473,701
Steel — 0.2%
	AK Steel Corp.
120	7.875%, 2/15/09 (5)	120,150
	Ispat Inland ULC, Sr. Notes
127	9.75%, 4/1/14	143,227
	RathGibson, Inc., Sr. Notes
230	11.25%, 2/15/14 (5)	238,050
		$501,427
Surface Transport — 0.0%
	Horizon Lines, LLC
118	9.00%, 11/1/12	122,130
		$122,130
Telecommunications — 1.4%
	AirGate PCS, Inc., Variable Rate
60	9.257%, 10/15/11	61,650
	Alamosa Delaware, Inc., Sr. Notes
280	11.00%, 7/31/10	307,300
	Amkor Technologies, Inc., Sr. Notes
220	7.125%, 3/15/11	203,225
50	7.75%, 5/15/13	46,063
	Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes
130	10.125%, 6/15/13	138,775
	Digicel Ltd., Sr. Notes
240	9.25%, 9/1/12 (5)	250,200
	Intelsat, Ltd.
50	10.484%, 1/15/12	50,938
175	9.25%, 6/15/16 (5)	184,844
	Intelsat, Ltd., Sr. Notes
780	5.25%, 11/1/08	752,700
	LCI International, Inc., Sr. Notes
65	7.25%, 6/15/07	65,488
	Qwest Capital Funding, Inc.
60	7.00%, 8/3/09	60,600
	Qwest Communications International, Inc.
450	7.50%, 2/15/14	453,375

	Qwest Communications International, Inc., Sr. Notes
$30	7.50%, 11/1/08	$30,600
	Qwest Corp., Sr. Notes
145	7.625%, 6/15/15	151,163
	Qwest Corp., Sr. Notes, Variable Rate
505	8.64%, 6/15/13	542,875
	Rogers Wireless, Inc., Sr. Sub. Notes
20	8.00%, 12/15/12	21,350
	Rogers Wireless, Inc., Variable Rate
790	8.515%, 12/15/10	805,800
	UbiquiTel Operating Co., Sr. Notes
215	9.875%, 3/1/11	234,350
	Windstream Corp., Sr. Notes
155	8.125%, 8/1/13 (5)	165,269
45	8.625%, 8/1/16 (5)	48,375
		$4,574,940
Textiles/Apparel — 0.0%
	Levi Strauss & Co., Sr. Notes
50	9.75%, 1/15/15	52,125
		$52,125
Utilities — 0.3%
	AES Corp., Sr. Notes
15	8.75%, 5/15/13 (5)	16,163
15	9.00%, 5/15/15 (5)	16,238
	Dynegy Holdings, Inc.
105	8.375%, 5/1/16	107,363
	Mission Energy Holding Co.
115	13.50%, 7/15/08	128,944
	NGC Corp.
205	7.625%, 10/15/26	188,088
	NRG Energy, Inc.
70	7.25%, 2/1/14	69,650
	NRG Energy, Inc., Sr. Notes
100	7.375%, 2/1/16	99,625

	Orion Power Holdings, Inc., Sr. Notes
$380	12.00%, 5/1/10	$432,250
		$1,058,321
Total Corporate Bonds & Notes (identified cost $47,036,159)		$43,641,239

Convertible Bonds — 0.1%

Principal
Amount	Security	Value
$170,000	L-3 Communications Corp. (5)	$173,825
35,000	Sinclair Broadcast Group, Inc.	31,281
Total Convertible Bonds (identified cost, $206,349)		$205,106

Common Stocks — 0.5%

Shares	Security	Value
2,992	Environmental Systems Products (3)(6)(7)	$80,545
10,443	Hayes Lemmerz International (6)	23,183
24,880	Maxim Crane Works, L.P. (6)	1,138,260
358	Shreveport Gaming Holdings, Inc. (3)(6)	6,390
17,663	Trump Entertaintment Resorts, Inc. (6)	299,565
Total Common Stocks (identified cost, $756,316)		$1,547,943

Convertible Preferred Stocks — 0.1%

Shares	Security	Value
542	Chesapeake Energy Corp.	$50,406
3,583	Crown Castle International Corp., (PIK)	201,096
Total Convertible Preferred Stocks (identified cost, $212,699)		$251,502

Preferred Stocks — 0.0%

Shares	Security	Value
35	Hayes Lemmerz International, Series A (3)(6)(7)	$336
15	Key Plastics, LLC, Series A (3)(6)(7)	8,295
Total Preferred Stocks (identified cost, $16,750)		$8,631

Warrants — 0.0%

Shares/Rights	Security	Value
210	American Tower Corp., Exp. 8/1/08 (5)(6)	$108,264
Total Warrants (identified cost, $14,075)		$108,264

Closed-End Investment Companies — 3.8%

Shares	Security	Value
200,000	First Trust / Four Corners Senior Floating Rate Income Fund II	$3,576,000
290,000	ING Prime Rate Trust	2,067,700
25,560	Pioneer Floating Rate Trust	491,263
725,000	Van Kampen Senior Income Trust	6,155,250
Total Closed-End Investment Companies (identified cost, $11,460,385)		$12,290,213

Short-Term Investments — 3.8%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$1,500,000	10/02/06	Investors Bank and Trust Company Time Deposit	5.37%	$1,500,000
10,576,000	10/02/06	Societe Generale Time Deposit	5.35%	10,576,000
Total Short-Term Investments (at amortized cost $12,076,000)				$12,076,000
Total Investments — 169.8% (identified cost $538,608,036)				$541,952,802
Less Unfunded Loan Commitments — (0.7)%				$(2,367,374)
Net Investments — 169.1% (identified cost $536,240,662)				$539,585,428
Other Assets, Less Liabilities — (34.6)%				$(110,284,603)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (34.5)%				$(110,045,226)
Net Assets Applicable to Common Shares — 100.0%				$319,255,599

PIK	—	Payment In Kind.
REIT	—	Real Estate Investment Trust

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the Borrower’s discretion.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Defaulted security. Currently the issuer is in default with respect to interest payments.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $18,839,672 or 5.9% of the Trust’s net assets.

(6)	Non-income producing security.
(7)	Restricted security.

The Trust had the following swap agreements outstanding at September 30, 2006:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
$1,000,000	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/6/2004 whereby the Trust will receive 2.45% per year times the notional amount. The Trust makes a payment only upon a default event on underlying loan assets (13 in total, each representing 7.69% of the notional value of the swap).	$(3,894)
$1,500,000	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Trust will receive 2.20% per year times the notional amount. The Trust makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	65,082

At September 30, 2006, the Trust had sufficient cash and/or securities to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$538,612,851
Gross unrealized appreciation	$5,064,611
Gross unrealized depreciation	(1,724,660)
Net unrealized appreciation	$3,339,951

Unrealized depreciation on swap contracts was $61,188.

Restricted Securities

At September 30, 2006, the Trust owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Environmental Systems Products	10/24/00	2,992	$0	$80,544
			$0	$80,544
Preferred Stocks
Hayes Lemmerz International, Series A	6/04/03	35	$1,750	$336
Key Plastics, LLC, Series A	4/26/01	15	15,000	8,295
			$16,750	$8,631
			$16,750	$89,175

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	November 22, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	November 22, 2006